Reconciliation of Numerator and Denominator of Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share [Abstract]
Net (loss) income	$ (64,935)	$ (2,033)	$ (59,463)	$ 1,501		$ 77,366		$ 24,214
Weighted average common shares outstanding	78,928,780	72,672,852	75,849,551	72,659,463		72,707,542		72,543,500
Weighted average potential dilutive common shares				4,243,747	[1],[2]	3,649,966	[1]	710,298	[1]
Weighted average common shares outstanding-assuming dilution	78,928,780	72,672,852	75,849,551	76,903,210		76,367,508		73,253,798
Net (loss) income per common share-basic	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02		$ 1.06		$ 0.33
Net (loss) income per common share-diluted	$ (0.82)	$ (0.03)	$ (0.78)	$ 0.02		$ 1.01		$ 0.33
Pro forma net income per common share-basic						$ 0.98	[3]
Pro forma net income per common share-diluted						$ 0.94	[3]

[1]	Potential common shares consist of common stock issuable under the assumed exercise of stock options and restricted stock awards using the treasury stock method.
[2]	For the three months ended June 30, 2013 and 2012, 3,818,726 and 3,950,989, respectively, potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect. For the six months ended June 30, 2013, 4,227,114 potential common shares consisting of common stock under the assumed exercise of stock options and restricted stock awards using the treasury stock method were not included in the computation of the diluted net (loss) income per share since their inclusion would have an antidilutive effect.
[3]	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.